Acquisition (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended								12 Months Ended
	Nov. 05, 2015	Jun. 24, 2015	Mar. 04, 2017	Nov. 26, 2016	Aug. 27, 2016	May 28, 2016	Feb. 27, 2016	Nov. 28, 2015	Aug. 29, 2015	May 30, 2015	Mar. 04, 2017	Feb. 27, 2016	Feb. 28, 2015	Apr. 02, 2015
Final purchase price allocation
Goodwill			$ 1,682,847				$ 1,680,843				$ 1,682,847	$ 1,680,843	$ 43,492
Estimated Useful Life											10 years
Acquisition costs											$ 6	27,402	15,442
Unaudited pro forma combined financial data
Bridge loan commitment fees incurred with the Acquisition by both the Company and EnvisionRx											15,375
Net revenues			5,903,385	$ 5,669,111	$ 5,629,559	$ 5,725,485	5,775,276	$ 5,660,635	$ 5,169,082	$ 4,165,244	22,927,540	20,770,237	16,558,195
Less pre-acquisition intercompany revenue												(103,363)	(272,530)
Pro forma combined revenues											22,927,540	22,402,509	20,558,681
Net income			(21,142)	15,010	14,773	(4,588)	65,617	59,543	21,469	18,836	4,053	165,465	2,109,173
Net loss before income taxes			23,208	18,928	9,915	(3,533)	72,948	63,636	1,740	13,276	48,518	151,600	272,333
Incremental interest expense on the 6.125% Notes issued on April 2, 2015												(11,097)	(115,407)
Incremental amortization resulting from fair value adjustments of the identifiable intangible assets												(14,297)	(48,586)
Transaction costs incurred by both the Company and EnvisionRx												56,194	16,199
Interest expense incurred by EnvisionRx			53,391	50,303	49,703	46,668	37,798	41,014	49,555	57,765	200,065	186,132	116,997
Debt extinguishment charges incurred by EnvisionRx									(33,205)			(33,205)	(18,512)
Income tax expense relating to pro forma adjustments												(15,866)
Pro forma net income											4,053	188,677	2,032,294
Net income (loss) from discontinued operations			3,912	$ (8,600)	$ 8,737	$ (4,076)	7,541	$ 24,406	$ 20,629	$ 10,801	(27)	63,377	97,327
Pro forma net income from continuing operations											$ 4,080	$ 125,300	$ 1,934,967
Basic income (loss) per share:
Continuing operations											$ 0.00	$ 0.12	$ 1.99
Discontinued operations											0.00	0.06	0.10
Net basic income per share											0.00	0.18	2.09
Diluted income (loss) per share:
Continuing operations											0.00	0.12	1.91
Discontinued operations											0.00	0.06	0.09
Net diluted income per share											$ 0.00	$ 0.18	$ 2.00
Pharmacy Services
Final purchase price allocation
Goodwill		$ 1,639,355	1,639,355				1,637,351				$ 1,639,355	$ 1,637,351
Amount of goodwill deductible for tax purpose		$ 1,368,657
Unaudited pro forma combined financial data
Net revenues											6,393,884	4,103,513
6.125% senior notes due 2023
Acquisition
Principal amount of debt			$ 1,800,000				$ 1,800,000				$ 1,800,000	$ 1,800,000
Debt instrument, stated interest rate (as a percent)			6.125%				6.125%				6.125%	6.125%
EnvisionRx
Acquisition
Ownership interest (as a percent)		100.00%
Stock consideration (in shares)		27,754
Share price		$ 8.68
Final purchase price
Cash consideration	$ 116,057	$ 1,882,211
Stock consideration		240,907
Total		2,123,118
Final purchase price allocation
Cash and cash equivalents		103,834
Accounts receivable		892,678
Inventories		7,276
Prepaid expenses and other current assets		13,386
Total current assets		1,017,174
Property and equipment		13,196
Intangible assets(1)		646,600
Goodwill		1,639,355
Other assets		7,219
Total assets acquired		3,323,544
Accounts payable		491,672
Reinsurance funds held		381,225
Other current liabilities(2)		215,770
Total current liabilities		1,088,667
Other long term liabilities(3)		111,759
Total liabilities assumed		1,200,426
Net assets acquired		2,123,118
Estimated Fair Value of Finite lived intangible assets		646,600
EnvisionRx | Trademarks
Final purchase price allocation
Estimated Fair Value of Finite lived intangible assets		33,500
EnvisionRx | Customer relationships
Final purchase price allocation
Estimated Fair Value of Finite lived intangible assets		$ 465,000
Estimated Useful Life		17 years
EnvisionRx | CMS license
Final purchase price allocation
Estimated Fair Value of Finite lived intangible assets		$ 57,500
Estimated Useful Life		25 years
EnvisionRx | Claims adjudication and other developed software
Final purchase price allocation
Estimated Fair Value of Finite lived intangible assets		$ 59,000
Estimated Useful Life		7 years
EnvisionRx | Trademarks
Final purchase price allocation
Estimated Fair Value of Finite lived intangible assets		$ 20,100
Estimated Useful Life		10 years
EnvisionRx | Backlog
Final purchase price allocation
Estimated Fair Value of Finite lived intangible assets		$ 11,500
Estimated Useful Life		3 years
EnvisionRx | 6.125% senior notes due 2023
Acquisition
Principal amount of debt														$ 1,800,000
Debt instrument, stated interest rate (as a percent)														6.125%
EnvisionRx
Unaudited pro forma combined financial data
Net revenues												$ 1,735,635	$ 4,273,016
Net income												(45,307)	14,031
Interest expense incurred by EnvisionRx												21,984	$ 56,884
Debt extinguishment charges incurred by EnvisionRx												$ 31,601